Note 14 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

NOTE 13: RELATED PARTY TRANSACTIONS

On March 10, 2025, the Company issued stock options to an officer to purchase up to an aggregate of 15,000 shares of common stock and granted 66,668 DSUs and 10,000 RSUs to certain management and directors (Note 11). An aggregate stock-based compensation expense of $117 was recognized relating to these awards during the three months ended March 31, 2025.

NOTE 14: RELATED PARTY TRANSACTIONS

On May 1, 2023, the Company issued 29,636 shares of common stock to a related party as a payment for consulting services provided.

On July 8, 2023, the Company granted options to its employees, officers, directors and consultants to purchase an aggregate of 327,421 shares of common stock in the capital of the Company (Note 12.e), 288,794 of these options were granted to related parties.

On June 7, 2024, the Company issued Series D warrants to purchase up to an aggregate 92,799 shares of common stock to certain investors at a nominal exercise price for a period of five years from the issuance date (Note 12.c). 30,933 of Series D warrants were granted to a company wholly owned by one of the Company’s directors. The fair value of the warrants was $203. On September 19, 2024, the director exercised the warrants to purchase 30,933 shares of common stock.

On July 27, 2024, the Company entered into a strategic investment agreement with a company wholly owned by one of the Company’s directors. Pursuant to agreement, the Company agreed to issue 140,749 shares of common stock. The shares were issued on August 12, 2024. The shares were fully vested upon issuance and were valued at $745. Pursuant to the terms of the agreement, the Company was issued $950 of service credits that are to be consumed in future. As of the year ended December 31, 2024, $nil of related prepaid expenses were outstanding.

On August 8, 2024, the Company completed the closing of a $209 secured promissory notes with its related parties. The promissory notes were issued with a discount of $11 and the Company received gross proceeds of $198. The promissory notes had an annual interest rate of 18% to be paid monthly. The principal amount of $209 matured and become due and payable on August 23, 2024. Promissory notes were paid in full on the maturity date.

On August 12, 2024, all issued and outstanding RSUs vested and the Company issued 59,264 shares of common stock to related parties and recognized $410 of share-based compensation expense (Note 12.g).